Partners' Capital Distributions Textual (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 26, 2017	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Distribution declared per common unit (in dollars per share)			$ 3.01	$ 3.17	$ 1.85
Discount rate		9.50%
Fair Value input, distribution growth rate			1.00%
Subsequent Event
Class of Stock [Line Items]
Distribution declared per common unit (in dollars per share)	$ 0.4125
Distribution made to limited partner (in dollars per share)	$ 1.65
Minimum
Class of Stock [Line Items]
Fair value input, option value (in dollars per share)			$ 0.02
Discount rate			5.57%
Maximum
Class of Stock [Line Items]
Fair value input, option value (in dollars per share)			$ 9.68
Discount rate			10.00%